Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,267,000
Previously Paid Amount	0.00
Total Fee Amount	806.38
Total Offset Amount	0.00
Net Fee	806.38
Narrative - Max Aggregate Offering Price	$ 5,267,000
Final Prospectus	true